Total
NVIT J.P. Morgan Mozaic Multi-Asset Fund
FUND SUMMARY: NVIT J.P. MORGAN MOZAIC℠ MULTI-ASSET FUND
Objective
The NVIT J.P. Morgan MozaicSM Multi-Asset Fund (the “Fund”) seeks a high level of total return.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT J.P. Morgan Mozaic Multi-Asset Fund		Class II Shares	Class Y Shares
Management Fees		0.28%	0.28%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	9.17%	8.92%
Total Annual Fund Operating Expenses		9.70%	9.20%
Fee Waiver/Expense Reimbursement	[2]	(8.77%)	(8.77%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.93%	0.43%
[1]	“Other Expenses” is based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.43% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2021. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT J.P. Morgan Mozaic Multi-Asset Fund - USD ($)	1 Year	3 Years
Class II Shares	95	2,020
Class Y Shares	44	1,888

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from October 7, 2019 (commencement of operations) through December 31, 2019, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
In seeking a high level of total return, the Fund seeks to track the performance of the J.P. Morgan MozaicSM Index (Series F) (the “Index”) before the deduction of Fund expenses.

The Index is designed to provide exposure to a global mix of asset classes including equity securities, fixed-income securities (i.e., bonds) and commodities through futures contracts on those asset classes. Equity securities include large-capitalization and small-capitalization companies listed on U.S. and foreign stock exchanges. Fixed-income securities include U.S. Treasury bonds and U.K., German and Australian sovereign bonds. Commodities are assets that have tangible properties, such as energy, industrial metals and precious metals. The Index was developed in 2018 and is sponsored by J.P. Morgan Securities plc (“JPMS plc”). As the Index’s sponsor and calculation agent, JPMS plc maintains and calculates the Index, which allocates asset exposures based on a momentum investment strategy, i.e., the hypothesis that asset classes with attractive recent relative returns are more likely to continue to deliver relatively favorable performance. Each month, the Index rebalances pursuant to a set of pre-determined rules in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

The Index is a rules-based, notional dynamic index that tracks the total return of a basket of typically nine asset classes (referred to as “Basket Constituents”) selected from a possible universe of fifteen Basket Constituents consisting of:
  six rolling futures positions in U.S., U.K., German or Japanese equity index futures contracts (each, an “Equity Constituent”);
  six rolling futures positions in U.S., U.K., German or Australian government bond futures contracts (each, a “Bond Constituent”) and three excess return commodity sector indices representing energy, industrial metals and precious metals (each, a “Commodity Constituent”).
At any given time, the Index will typically include at least two Equity Constituents and two Bond Constituents. Subject to the foregoing, every month the Index identifies the nine Basket Constituents with the highest recent performance based on the preceding twelve months. The Index next assigns a weight to each Basket Constituent selected based on such Basket Constituent’s actual recent volatility as compared to a target volatility rate assigned by the Index. Compared to an equally-weighted index, the weight of a Basket Constituent whose recent actual volatility has exceeded the target volatility rate generally will be lower, whereas the weight of a Basket Constituent whose recent actual volatility was less than the target volatility generally will be higher, generally subject to a maximum individual weighting of 60%, and a maximum total weight of all Basket Constituents of 190%. The composition of the Index is then implemented at the beginning of the following calendar month over a five-day rebalancing period that is determined separately for each Basket Constituent. The Index may provide exposure to more or less than nine Basket Constituents while it is being rebalanced each month. The actual weights in the Index of the Basket Constituents will fluctuate during the month, and at times will exceed the maximum individual weight and maximum total weight.

In the event that the value of the Index overall declines by more than a pre-determined amount within a one-week period, the Index will attempt to reduce its exposure to each Basket Constituent by progressively decreasing each Basket Constituent’s exposure to potentially as low as 0% (i.e., “exposure flattening”). On the fifth weekday after such exposure flattening has been triggered, the Index will restore the exposure of each Basket Constituent by progressively increasing its exposure until it has been fully restored, subject to the triggering of any further exposure flattening.

In order to track the performance of the Index before the deduction of Fund expenses, the Fund primarily uses futures contracts, which are derivatives, related to various securities and commodity indexes. The Fund also invests in fixed-income securities or cash equivalents (or investment companies that themselves invest in such securities) or holds cash that may be used to meet margin requirements and other obligations of the Fund’s futures positions or to better track the performance of the Index.

The Fund generally uses a “replication” strategy to track the performance of the Index, meaning the Fund typically invests in all of the component futures contracts in the Index and in approximately the same proportions as in the Index. Notwithstanding the foregoing, in managing the Fund the subadviser may deviate from the individual and total Basket Constituent weightings to the extent it deems necessary to reduce tracking error and more effectively match the performance of the Index. In pursuit of its strategy, the Fund uses leverage to achieve a total weight of generally less than a total amount of 200% of the Fund’s net assets. As a result, the Fund will at times have an investment exposure substantially greater than its net assets, which may result in increased volatility in the Fund’s portfolio and greater losses than if the Fund did not use leverage. Additionally, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the futures contracts in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may have significant investments in particular countries or sectors. The Fund may also invest in securities, futures contracts or other investments not included in the Index, but which the Fund’s subadviser believes will help the Fund track the Index.

In order to gain exposure to commodity markets, the Fund may invest up to 25% of its total assets in the NW Securities Fund (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed-income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

J.P. Morgan MozaicSM Index risk – the Index follows a strategy that operates on the basis of pre-determined rules. No assurance can be given that the investment strategy on which the Index is based will be successful or that the Index will outperform any alternative strategy that might be employed in respect of the Basket Constituents. In addition:
  the Index is subject to different levels and combinations of risk based on its actual allocation among the various Basket Constituents. The Index will be affected by stock, bond and commodity market risks, among others. The potential impact of the risks related to a Basket Constituent depends in part on the size of the Index’s allocation to it.
  the composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). If the Models and Data are inaccurate, the Fund’s portfolio can be expected to reflect such errors.
  the Index is constructed using a momentum investment strategy. Momentum investing generally seeks to capitalize on positive trends in the returns of financial instruments. As such, the weights of the Basket Constituents are based on the performance of the Basket Constituents from the immediately preceding twelve months. However, there is no guarantee that trends existing in the previous measurement period will continue in the future. If market conditions do not represent a continuation of prior observed trends, the level of the Index, which is rebalanced based on prior trends, may decline or fail to appreciate.
  no assurance can be given that the Index will achieve its target volatility. The actual realized volatility of the Index may be greater or less than its target volatility, which may adversely affect the level of the Index. In particular, the Index may perform poorly in non-trending “choppy” markets characterized by short-term volatility.
  the Index contemplates using leverage, by investing in futures contracts, to increase the return from any of its Basket Constituents because the sum of the weights of the Basket Constituents likely will be greater than 100% under many market circumstances. The use of leverage will magnify any negative performance of the relevant Basket Constituents which, in turn, could adversely affect the level of the Index.
  the Basket Constituents are subject to monthly rebalancing based on historical performance, volatility and weighting constraints. Therefore, the Fund’s returns may be less than the returns that could be realized on an alternative investment in the Basket Constituents that is not subject to monthly rebalancing or weighting constraints.
  if one or more of the selected Basket Constituents experiences recent volatility that exceeds the target volatility rate for such Basket Constituent, the total weight of all Basket Constituents included in the Index may be less than 100%. A total weight of less than 100% means that the Index is partially uninvested. To the extent that the Index is uninvested, such uninvested portion will reflect the return of a notional 3-month U.S. Treasury bill.
  the Index’s exposure flattening mechanism may not be successful in preventing the Index level from declining. Whether exposure flattening is triggered will be based on changes in the level of the Index and not on changes in the values of the individual Basket Constituents. Further, the Index’s exposure flattening feature may adversely affect the performance of the Index. For example, if, after the level of the Index falls and exposure flattening is triggered, the values of the Basket Constituents included in the Index recover during the period in which the Index’s exposure to the Basket Constituents has been reduced or eliminated, the Index will not participate in the recovery of the Basket Constituents to that extent. The Index thus may underperform an identically constituted portfolio that does not include an exposure flattening feature.
The Basket Constituents each track the returns of futures contracts. The price of a futures contract depends not only on the price of the underlying asset referenced by the futures contract, but also on a range of other factors, including but not limited to changing supply and demand relationships, interest rates, governmental and regulatory policies and the policies of the exchanges on which the futures contracts trade. In addition, the futures markets are subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. These factors and others can cause the prices of futures contracts to be volatile and could adversely affect the level of the Index.

Cash position risk– the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Commodities risk– the Fund’s investments linked to the prices of commodities are considered to be speculative. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds, and therefore they may be more volatile than investments in stocks and bonds. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, disease, fiscal and exchange control programs, and international economic, political, military and regulatory developments. The commodity-linked instruments in which the Fund invests present substantial risk, including the risk of loss of a significant portion of their principal value. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss. The ability of the Fund to invest directly in commodity-linked investments without exposing the Fund to entity level tax is limited under the Internal Revenue Code.

Credit risk– a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, The Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, commodity,  measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Indexing strategy risk– the Fund is not actively managed and its subadviser would not close out futures contracts due to current or projected underperformance of an asset class, industry or sector unless the futures contract is removed from the Index, the closing out of that futures contract is otherwise required upon a rebalancing of the Index, or exposure flattening is triggered. Further, correlation between the Fund’s performance and that of the Index may be negatively affected by the Fund’s expenses, changes in the composition of the Index, and the timing of purchase and redemption of Fund shares.

Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Investments in other investment companies risk – to the extent that the Fund invests in shares of other investment companies, its performance is directly tied to the performance of such investment companies. If one of these investment companies fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of any other investment company in which the Fund invests (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other investment company will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the instruments selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the instruments selected by other funds with similar investment objectives and investment strategies.

Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Sovereign debt risk– sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Subsidiary risk– because the Fund invests in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary both are managed by the Fund’s investment adviser and subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could affect adversely the Fund.

U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

New fund risk– the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.